Other Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Revenue [Abstract]
Schedule of Other Revenue
	For the year ended March 31
Particulars	2020	2021	2022
Facilitation fees	20,608	2,422	736
Advertising revenue	4,495	3,152	6,619
Service fees on rail reservation	2,021	1,047	3,035
Brand alliance fees	621	3,479	3,422
Miscellaneous revenue	8,600	3,456	4,235
Total	36,345	13,556	18,047